Taxation - Components of income tax benefit /(expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current income tax expense
Mainland China	¥ 988,072		¥ 1,320,074	¥ 441,098
Non-Mainland China jurisdictions	95,127		107	5,127
Total current income tax expense	1,083,199		1,320,181	446,225
Deferred income tax benefit
Mainland China	(921,813)		(49,807)	(1,803,587)
Non-Mainland China jurisdictions	(3,679)		0	0
Deferred Income Tax Expense (Benefit), Total	(925,492)	$ (132,344)	(49,807)	(1,803,587)
Total income tax (benefit)/expense
Mainland China	66,259		1,270,267	(1,362,489)
Non-Mainland China jurisdictions	91,448		107	5,127
Income tax (benefit)/expense	¥ 157,707	$ 22,552	¥ 1,270,374	¥ (1,357,362)